Condensed financial information of the company	12 Months Ended
Dec. 31, 2023
Seamless Group Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Condensed financial information of the company

SCHEDULE 1

Condensed Financial Information of the Company

Condensed balance sheets of the parent company

	December 31,
	2023	2022
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	130,634	78,968
Short-term investments		-
Prepayments, deposits and other receivables	76,492	66,245
Amounts due from subsidiaries	6,155,464	6,869,413
Amounts due from related parties	123,906	90,666
Total current assets	6,486,496	7,105,292
Investments in subsidiaries	20,682,970	26,470,719
Investment in an equity security	-	-
Total assets	27,169,466	33,576,011

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Borrowings	11,162,844	11,577,451
Accruals and other payables	9,621,542	5,410,027
Amounts due to subsidiaries	7,302,130	2,640,735
Amounts due to related parties	49,472,617	49,900,344
Convertible bonds	10,000,001	9,192,141
Total current liabilities	87,559,134	78,720,698
Borrowings	-	-
Convertible bonds	-	-
Total liabilities	87,559,134	78,720,698

Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2023 and 2022)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(89,542,157)	(74,235,607)
Accumulated other comprehensive loss	(77,914)	(139,483)
Total shareholders’ deficit	(60,389,668)	(45,144,687)
Total liabilities and shareholders’ deficit	27,169,466	33,576,011

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Condensed statements of comprehensive income (loss)

	Years ended December 31,
	2023	2022
	US$	US$

General and administrative expenses	(4,573,125)	(4,988,848)
Other income	3	-
Finance costs, net	(4,945,679)	(7,454,838)
Share of results from subsidiaries	(5,787,749)	(4,234,448)
Loss before income tax	(15,306,550)	(16,678,134)
Income tax expenses	-	-
Net loss	(15,306,550)	(16,678,134)
Other comprehensive income (loss)
Foreign currency translation adjustments	10,608	4,529
Total comprehensive loss	(15,295,942)	(16,673,605)

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Condensed statements of cash flows

	Years ended December 31,
	2023	2022
	US$	US$
Cash flows from operating activities:
Net loss	(15,306,550)	(16,678,134)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	807,861	3,438,951
Unrealized foreign exchange gain	23,008	(644)
Share of results from subsidiaries	5,787,749	4,234,448
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(30,862)	(9,900)
Accruals and other payables	4,206,601	3,797,118
Net cash used in operating activities	(4,512,193)	(5,218,161)

Cash flows from investing activities:
Dividend received from a subsidiary	-	2,847,309
(Increase) decrease in short-term investments	-	2,012,562
Cash injected into a subsidiary	-	(2,012,562)
Net cash (used in) provided by investing activities	-	2,847,309

Cash flows from financing activities:
Proceeds from borrowings	1,251,752	2,758,213
Repayment of borrowings	(1,663,042)	(1,276,950)
Repayment of convertible bonds	-	(3,483,133)
Amounts due from related parties	691,323	301,958
Amounts due to related parties	4,283,780	4,123,866
Net cash provided by financing activities	4,563,813	2,423,954

Net decrease in cash and cash equivalents	51,620	53,102
Effect of exchange rate changes on cash and cash equivalents	46	218
Cash and cash equivalents at beginning of year	78,968	25,648
Cash and cash equivalents at end of year	130,634	78,968

SEAMLESS GROUP INC.

SCHEDULE 1

Condensed Financial Information of the Company (Continued)

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries.

The parent company records its investment in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective results as “Share of results from subsidiaries” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in subsidiaries, is reduced to zero unless the parent company has guaranteed obligations of the subsidiaries or is otherwise committed to provide further financial support. If the subsidiaries report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net income (loss) not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

Summarized financial information for the significant subsidiaries is as follows:

	December 31,
	2023	2022
	US$	US$

Current assets	119,483,614	138,666,772
Non-current assets	8,145,689	7,578,365
Current liabilities	(109,261,136)	(121,931,207)
Non-current liabilities	(2,566,977)	(3,156,719)
Revenue	58,493,819	60,052,470
Net loss	(3,810,481)	(2,550,363)

Summarized investment activity is as follows:

	December 31,
	2023	2022
	US$	US$

Balance at the beginning of year	26,470,719	26,171,064
Allocated loss	(5,787,749)	(7,081,757)
Balance at the end of year	20,682,970	19,089,307

Commitments

The Company does not have significant commitments or long-term obligations as of the period end other than those presented.